CONCENTRATION OF RISK (Details)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Customer A [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]		[1]	20.40%
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	12.70%
Customer B [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	22.60%			[1]
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	59.40%
Customer C [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.80%			[1]		[1]
Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	32.70%			[1]
Customer D [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.70%			[1]		[1]
Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.20%			[1]

[1]	Less than 10%